RISK MANAGEMENT - Loans are recorded at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	235,373,468	290,172,863
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	179,115,847	220,297,825
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	105,248,652	119,389,106
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	5,966,299	3,216,047
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	99,282,353	116,173,059
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	56,107,532	72,308,141
Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	17,530,914	28,387,909
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	228,749	212,669
Gross carrying amount [member] | Loan portfolio [member]
Disclosure of financial assets [line items]
Financial assets	188,313,361	231,573,437
Gross carrying amount [member] | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	188,313,361	231,573,437	$ 206,447,165	$ 182,128,114
Gross carrying amount [member] | Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	110,742,842	125,246,237
Gross carrying amount [member] | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	5,967,743	3,218,433	4,693,678	2,718,961
Gross carrying amount [member] | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	104,775,099	122,027,804	110,986,938	98,936,699
Gross carrying amount [member] | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	59,419,444	76,889,145	65,835,457	59,840,451
Gross carrying amount [member] | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	17,883,355	29,120,316	24,558,771	20,221,683
Gross carrying amount [member] | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	267,720	317,739	372,321	410,320
Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(9,694,456)	(11,855,131)
Accumulated impairment [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(9,616,860)	(11,669,112)
Accumulated impairment [member] | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(9,197,514)	(11,275,612)	(10,905,171)	(8,185,797)
Accumulated impairment [member] | Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(5,494,190)	(5,857,131)
Accumulated impairment [member] | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(1,444)	(2,386)	(851)	(986)
Accumulated impairment [member] | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(5,492,746)	(5,854,745)	(5,280,406)	(4,188,388)
Accumulated impairment [member] | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(3,311,912)	(4,581,004)	(4,938,971)	(3,555,040)
Accumulated impairment [member] | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(352,441)	(732,407)	(560,904)	(351,558)
Accumulated impairment [member] | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	$ (38,971)	$ (105,070)	$ (124,039)	$ (89,825)